UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  153 East 53rd Street, 48th Floor
          New York, New York 10022


13F File Number: 028-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Bunyaner
Title:  Managing Member
Phone:  (212) 521-0981


Signature, Place and Date of Signing:


/s/ Michael Bunyaner         New York, New York              November 14, 2006
----------------------     ----------------------          ---------------------
     [Signature]                [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      10

Form 13F Information Table Value Total:  $ 5161
                                         (thousands)


List of Other Included Managers:  None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                    COLUMN 2   COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8

                            TITLE OF                VALUE     SHRS OR  SH/  PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS      CUSIP       (X$1000)   PRN AMT  PRN  CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
AGILENT TECHNOLOGIES INC    COM        00846U101    262          8000              SOLE         NONE        8000
FEDERAL HOME LN MTG CORP    COM        313400301    577          8700              SOLE         NONE        8700
HOUSTON AMERN ENERGY CORP   COM        44183U100     30         12500              SOLE         NONE       12500
MILLIPORE CORP              COM        601073109    307          5000              SOLE         NONE        5000
PEABODY ENERGY CORP         COM        704549104    463         12600              SOLE         NONE       12600
SLM CORP                    COM        78442P106   1398         26900              SOLE         NONE       26900
TYCO INTL LTD NEW           COM        902124106   1150         41100              SOLE         NONE       41100
US BANCORP DEL              COM NEW    902973304    565         17000              SOLE         NONE       17000
XEROX CORP                  COM        984121103    156         10000              SOLE         NONE       10000
YAHOO INC                   COM        984332106    253         10000              SOLE         NONE       10000


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